Schedule of debt maturities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Debt maturities	$ 18,369,176	$ 11,889,069
Shareholder Loans [Member]
Short-Term Debt [Line Items]
2026
2027	12,355,559
Debt maturities	12,355,559	8,123,835
Short-Term Debt [Member]
Short-Term Debt [Line Items]
2026
2027	3,769,754
Debt maturities	3,769,754	3,765,234
Senior Convertible Notes Net of Discount [Member]
Short-Term Debt [Line Items]
2026	1,682,897
2027	560,966
Debt maturities	$ 2,243,863